Acquisition of aircraft (Details) - Aircraft [Member] $ in Thousands	Dec. 31, 2017 USD ($)
Disclosure of fair value measurement of assets [line items]
Advance payments	$ 1,351,795
Aircraft acquisition commitments	14,771,663
One [Member]
Disclosure of fair value measurement of assets [line items]
Advance payments	108,957
Aircraft acquisition commitments	290,481
Later than one year and not later than two years [Member]
Disclosure of fair value measurement of assets [line items]
Advance payments	209,243
Aircraft acquisition commitments	971,515
Later than two years and not later than three years [Member]
Disclosure of fair value measurement of assets [line items]
Advance payments	236,708
Aircraft acquisition commitments	2,123,151
Four [Member]
Disclosure of fair value measurement of assets [line items]
Advance payments	205,594
Aircraft acquisition commitments	2,405,017
Later than four years and not later than five years [member]
Disclosure of fair value measurement of assets [line items]
Advance payments	591,293
Aircraft acquisition commitments	$ 8,981,499